Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-2

Deal Information
1. Distribution Summary	Deal:	Capital Auto Receivables Asset Trust 2016-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Initial Closing Date:	7/20/2016

4. Collections and Distributions	Bloomberg Ticker:	AFIN 2016-2

5. Collateral Summary	Collection Period, Begin:	10/1/2017

	Collection Period, End:	10/31/2017

6. Charge-Off and Delinquency Rates	Determination Date:	11/15/2017

7. Credit Instruments	Distribution Date:	11/20/2017

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-2

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover Shortfall	Carryover Shortfall	Principal Balance
							(3) + (4) = (5)			(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	13974MAA4	168,000,000.00	0.00	0.75000000	0.00	0.00	0.00	0.00	0.00	0.00
A-2a	13974MAB2	137,000,000.00	12,312,804.52	1.32000000	11,807,916.43	13,544.08	11,821,460.51	0.00	0.00	504,888.09
A-2b	13974MAH9	75,000,000.00	6,740,586.42	1.82888000	6,464,187.83	10,615.54	6,474,803.37	0.00	0.00	276,398.59
A-3	13974MAC0	212,000,000.00	212,000,000.00	1.46000000	0.00	257,933.33	257,933.33	0.00	0.00	212,000,000.00
A-4	13974MAD8	73,640,000.00	73,640,000.00	1.63000000	0.00	100,027.67	100,027.67	0.00	0.00	73,640,000.00
B	13974MAE6	23,220,000.00	23,220,000.00	2.11000000	0.00	40,828.50	40,828.50	0.00	0.00	23,220,000.00
C	13974MAF3	38,700,000.00	38,700,000.00	2.42000000	0.00	78,045.00	78,045.00	0.00	0.00	38,700,000.00
D	13974MAG1	27,090,000.00	27,090,000.00	3.16000000	0.00	71,337.00	71,337.00	0.00	0.00	27,090,000.00
Deal Totals		754,650,000.00	393,703,390.94		18,272,104.26	572,331.12	18,844,435.38	0.00	0.00	375,431,286.68

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2a	89.87448555	86.18917102	0.09886190	86.28803292	0.00000000	3.68531453
A-2b	89.87448560	86.18917107	0.14154053	86.33071160	0.00000000	3.68531453
A-3	1,000.00000000	0.00000000	1.21666665	1.21666665	0.00000000	1,000.00000000
A-4	1,000.00000000	0.00000000	1.35833338	1.35833338	0.00000000	1,000.00000000
B	1,000.00000000	0.00000000	1.75833333	1.75833333	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.01666667	2.01666667	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.63333333	2.63333333	0.00000000	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-2

Beginning Aggregate Note Pool Factor:	521.70329416
Ending Aggregate Note Pool Factor:	497.49060714

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-2

3. Interest Summary

A. Target Interest Summary

Class	Beginning Note Principal Balance	Interest Accrual Period, Start	Interest Accrual Period, End	Accrual Methodology	Applicable Index	Margin	Fixed	Note Rate	Target Interest Distribution
A-1	0.00	10/20/2017	11/19/2017	Actual/360	N/A	N/A	0.75000000	0.75000000	0.00
A-2a	12,312,804.52	10/20/2017	11/19/2017	30/360	N/A	N/A	1.32000000	1.32000000	13,544.08
A-2b	6,740,586.42	10/20/2017	11/19/2017	Actual/360	1.23888000	0.59000000	N/A	1.82888000	10,615.54
A-3	212,000,000.00	10/20/2017	11/19/2017	30/360	N/A	N/A	1.46000000	1.46000000	257,933.33
A-4	73,640,000.00	10/20/2017	11/19/2017	30/360	N/A	N/A	1.63000000	1.63000000	100,027.67
B	23,220,000.00	10/20/2017	11/19/2017	30/360	N/A	N/A	2.11000000	2.11000000	40,828.50
C	38,700,000.00	10/20/2017	11/19/2017	30/360	N/A	N/A	2.42000000	2.42000000	78,045.00
D	27,090,000.00	10/20/2017	11/19/2017	30/360	N/A	N/A	3.16000000	3.16000000	71,337.00

B. Interest Payment Amount Summary

Class	Beginning Unpaid Interest Carryover Shortfall	Target Interest Distribution	Interest Shortfall Amount Allocated/(Repaid)	Actual Interest Distribution (2) - (3) = (4)	Remaining Unpaid Interest Carryover Shortfall (1) - (3) = (5)
	(1)	(2)	(3)	(4)	(5)
A-1	0.00	0.00	0.00	0.00	0.00
A-2a	0.00	13,544.08	0.00	13,544.08	0.00
A-2b	0.00	10,615.54	0.00	10,615.54	0.00
A-3	0.00	257,933.33	0.00	257,933.33	0.00
A-4	0.00	100,027.67	0.00	100,027.67	0.00
B	0.00	40,828.50	0.00	40,828.50	0.00
C	0.00	78,045.00	0.00	78,045.00	0.00
D	0.00	71,337.00	0.00	71,337.00	0.00
Deal Totals	0.00	572,331.12	0.00	572,331.12	0.00

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-2
4. Collections and Distributions

Collections
Receipts During the Period	19,333,037.83
Administrative Purchase Payments	97,209.79
Warranty Payments	0.00
Liquidation Proceeds Including Recoveries (Net of Liquidation Expenses)	1,004,559.39
Other Fees or Expenses Paid	0.00
Total Collections	20,434,807.01

Beginning Reserve Account Balance	3,869,997.59
Total Available Amount	24,304,804.60

Distributions
Total Available Amount	24,304,804.60
Basic Servicing Fee	440,342.06
Amounts owing to the Asset Representations Reviewer, Indenture Trustee, and Vote Tabulation Agent in connection with an Asset Representations Review	0.00
Aggregate Class A Interest Distributable Amount	382,120.62
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	40,828.50
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	78,045.00
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	71,337.00
Fourth Priority Principal Distributable Amount	0.00
To Reserve Account - Specified Reserve Account Balance	3,869,997.59
Noteholders' Regular Principal Distributable Amount	18,272,104.26
Indenture Trustee expenses	0.00
Unpaid Fees due to Owner Trustee, Indenture Trustee, Administrator and Asset Representations Reviewer	1,500.00
Excess Total Available Amount to the Certificateholders	1,148,529.57

Supplemental Servicing Fees	113,401.84
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	49,200.00

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-2

 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	47,835	32,716	31,849
Deal Totals	Aggregate Receivables Principal Balance	773,999,517.73	422,728,372.85	404,456,268.59
	Aggregate Receivables Face Amount	773,999,517.73	422,728,372.85	404,456,268.59

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	9.55000000	9.80141665	9.82650635	68.37	68.40	68.43	55.49	43.62	42.85

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.12%	1.15%	1.43%	1.28%	1.23%	1.15%	1.23%	1.31%	1.30%	1.58%	1.24%	1.43%	1.36%	1.32%	1.44%	1.21%	1.34%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-2

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate					Delinquency Rate
	Average Aggregate Amount Financed	Number of Units Charged-Off	Net Charge-Offs	Average Net Charge-Offs	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	413,592,320.72	164	1,119,683.51	6,827.34	3.2487%	31,849	493	1.5479%
Preceding	431,432,263.79	174	1,499,618.64	8,618.50	4.1711%	32,716	489	1.4947%
Next Preceding	450,161,902.21	160	1,281,523.16	8,009.52	3.4162%	33,600	489	1.4554%
Third Preceding	469,958,469.76	137	1,042,451.51	7,609.14	2.6618%	Three Month Average		1.4993%
Four Month Average					3.3745%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance	Percent
	Financed	Charge-Offs		Stratification			Delinquent
Totals	773,999,517.73	16,544,255.43	2.1375%	31 - 60 days	1,723	24,320,368.15	6.0131%
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	408	5,617,008.81	1.3888%
with the prospectus for Capital Auto Receivables Asset Trust 2016-2 related to delinquencies,				91 - 120 days	84	1,016,187.08	0.2512%
charge-offs or uncollectible accounts.				> 120 days	1	20,646.87	0.0051%

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	528	6,961,602.47
				Current Period	96	1,149,862.91
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged-Off[2]	59	314,351.78
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	565	7,797,113.60
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Capital Auto Receivables Asset Trust 2016-2

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Specified Reserve Account Balance
				Draws	Releases
Cash Reserve	3,869,997.59	3,869,997.59	0.00	0.00	0.00	3,869,997.59	3,869,997.59

8. Performance Tests

Event of Default	NO
Servicer Default	NO
Asset Representations Review Delinquency Trigger	PASS
Overcollateralization Target Amount Satisfied?	YES
Initial Overcollateralization	19,349,517.73
Current Overcollateralization	29,024,981.91
Overcollateralization Target	29,024,981.91

9. Asset Representations Delinquency Triggers

Period	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Trigger Level	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	4.70%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%	6.10%
61+ Delinquencies	0.02%	0.40%	0.70%	0.79%	0.89%	1.14%	1.23%	1.29%	0.95%	0.81%	0.89%	0.93%	1.12%	1.25%	1.48%	1.56%	1.65%

Period	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Trigger Level	6.10%	6.10%	6.10%	6.10%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	7.30%	8.10%	8.10%	8.10%	8.10%
61+ Delinquencies

Period	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Trigger Level	8.10%	8.10%	8.10%	8.10%	8.10%	8.10%	8.10%	8.10%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%	11.55%
61+ Delinquencies
There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to CARAT 2016-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how CARAT 2016-2 will perform in the future.